Other assets (Tables)	12 Months Ended
Dec. 31, 2025
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of other current assets

	As of December 31,
	2024	2025	2025
	S$	S$	US$

Current
Prepayment	79,727	3,867,250	3,006,492
Deposit	66,425	86,626	67,345
Other assets	-	3,666	2,850
	146,152	3,957,542	3,076,687

Non-current
Prepayment	-	779,173	605,748
Total	146,152	4,736,715	3,682,435